ACQUISITION OF WILSON-DAVIS - Pro forma adjustments (Details)	12 Months Ended
Jun. 30, 2024 USD ($)
ACQUISITION OF WILSON-DAVIS
Transaction cost	$ (9,008,053)
Loss on AtlasClear acquisition	86,392,769
Interest earned on investments held in trust	$ (256,279)